Summary of Material Accounting Policies (Details) - AED (د.إ)		12 Months Ended
	Jan. 16, 2023	Dec. 31, 2023
Summary of Material Accounting Policies [Abstract]
Profit percentage		10.00%
Annual transfers rate		10.00%
Issued share capital percentage		50.00%
Standard rate	9.00%
Taxable income (in Dirhams)	د.إ 375,000
Rate percentage	0.00%